Contigencies - Additional Information (Details) - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 12, 2026
Disclosure of contingent liabilities [line items]
Accrued provision for outstanding tax dispute			$ 0	$ 2,300,000
Payment of tax payable	$ 852,000	$ 6,979,000	13,218,000	11,490,000
ZATCA
Disclosure of contingent liabilities [line items]
Recovered tax dispute amount previously paid					$ 2,300,000
Provision for estimated loss from tax disputes			$ 0	$ 600,000